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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 1999
            Check here if Amendment [ ]; Amendment Number:__________

                        This Amendment (Check only one.):
                             [ ]  is a restatement.
                             [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             White Rock Capital Management, L.P.
Address:          3131 Turtle Creek Boulevard , Suite 800
                  Dallas, Texas 75219

Form 13F File Number:  28-7520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Thomas U. Barton
Title:             President of White Rock Capital, Inc., the general partner of the Institutional Investment Manager
Phone:             (214) 526-1465

Signature, Place, and Date of Signing:

/S/ THOMAS U. BARTON
______________________________________
[Signature]

Dallas, Texas
______________________________________
[City, State]

May 17, 1999
______________________________________
[Date]

Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         25

Form 13F Information Table Value Total:

         $ 241,064 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

                                            FORM 13F INFORMATION TABLE


                                                          Value                   Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                    Title of    CUSIP     (x$1000)   Shrs or  SH/PRN Call  Discretion  Managers   Sole   Share   None
--------------                    --------    -----     --------   -------- ------ ----  ----------  --------   ----   -----   ----
                                   Class                           prn amt
                                   -----                           -------

AMX Corporation                     COM     001801109        916     99,000  SH            SOLE                 99,000
Artra Group, Inc.                   COM     043147107      2,983    304,000  SH            SOLE                304,000
CompUSA Inc.                        COM     204932107      2,044    292,000  SH            SOLE                292,000
Concurrent Computer                 COM     206710204     18,960  4,740,000  SH            SOLE              4,740,000
Customtracks Corp.                  COM     232046102     20,797  1,386,500  SH            SOLE              1,386,500
DepoMed, Inc.                       COM     249908104      6,056    601,800  SH            SOLE                601,800
Eidos Plc.                          COM     282485101      2,822     87,000  SH            SOLE                 87,000
Fairfield Communities Inc.          COM     304231301        894    100,000  SH            SOLE                100,000
Hain Food Group                     COM     405219106     53,288  3,229,600  SH            SOLE              3,229,600
Headway Corporate Resources         COM     422101105      5,218  1,192,800  SH            SOLE              1,192,800
Horizon Pharmacies, Inc.            COM     439902107      5,898  1,072,338  SH            SOLE              1,072,338
IGEN International, Inc.            COM     449536101     48,396  2,016,500  SH            SOLE              2,016,500
Insight Enterprises                 COM     45765U103      1,237     50,000  SH            SOLE                 50,000
Irwin Naturals/4Health, Inc.        COM     464142108      2,157    627,500  SH            SOLE                627,500
Kmart Corporation                   COM     482584109      8,272    492,000  SH            SOLE                492,000
Lancer Corp. - Texas                COM     514614106      1,667    187,875  SH            SOLE                187,875
National Discount Brokers Grp       COM     635646102     11,250    400,000  SH            SOLE                400,000
Oak Technology, Inc.                COM     671802106        459    150,000  SH            SOLE                150,000
Packaged Ice, Inc.                  COM     695148106      1,164    190,000  SH            SOLE                190,000
SUGEN, Inc.                         COM     865041107        959     50,000  SH            SOLE                 50,000
SoftNet Systems, Inc.               COM     833964109     24,000    655,300  SH            SOLE                655,300
Sybase, Inc.                        COM     871130100      9,573  1,206,100  SH            SOLE              1,206,100
Synetic, Inc.                       COM     87160F109        838     15,000  SH            SOLE                 15,000
Tyler Corp.                         COM     902184100      8,036  1,836,900  SH            SOLE              1,836,900
WRP Corporation                     COM     929317105      3,180    553,000  SH            SOLE                553,000

